UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:       12/31/06

Check here if Amendment [  ] ; Amendment Number:  ___
This Amendment (Check only one.):   [  ]  is a restatement
                                    [  ]  adds new holdings entries
Institutional Investment Manager Filing this Report:

Name:             Leonetti & Associates, Inc.
Address:          1130 Lake Cook Road, Suite 300
                  Buffalo Grove, IL 60089-1976

Form 13F File Number:      28-04870

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Michael E. Leonetti
Title:   CEO
Phone:   (847) 520-0999

Signature, Place, and Date of Signing:

Michael E. Leonetti  Buffalo Grove, IL    02/13/07

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0
                                               --------

Form 13F Information Table Entry Total:              42
                                               --------

Form 13F Information Table Value Total:        $129,448
                                               --------
(Thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                FORM 13F INFORMATION TABLE

                                                            VALUE      SHARES/   SH/  PUT/  INVSTMT  OTHER       VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS     CUSIP    (X$1000)    PRN AMT   PRN  CALL  DSCRETN MANAGERS  SOLE   SHARED  NONE
----------------------------   --------------   --------- -----------  --------  ---  ----  ------- -------- ------  ------  ----
----------------------------------------------------------------------------------------------------------------------------------
Brookdale Senior Living        COM              112463104       3840       80000 SH          Sole                           80000
CDW Corp                       COM              12512n105        612        8700 SH          Sole                            8700
Campbell Soup Co               COM              134429109        972       25000 SH          Sole                           25000
Chaparral Steel Co             COM              159423102        279        6300 SH          Sole                            6300
Dean Foods Co                  COM              242370104       5226      123602 SH          Sole                          123602
Diamonds Trust                 UNIT SER 1       252787106       7900       63500 SH          Sole                           63500
El Paso Electric Co            COM              283677854       1067       43800 SH          Sole                           43800
Energen                        COM              29265n108        366        7800 SH          Sole                            7800
Energy SPDR                    SBI INT-ENERGY   81369y506       2914       49700 SH          Sole                           49700
Exelon Corp                    COM              30161n101       2469       39900 SH          Sole                           39900
ExxonMobil Corp                COM              30231G102       1379       18000 SH          Sole                           18000
Financial SPDR                 SBI INT-FINL     81369Y605       4809      130900 SH          Sole                          130900
Firstenergy Corp               COM              337932107        567        9400 SH          Sole                            9400
General Dynamics Corp          COM              369550108       7358       98966 SH          Sole                           98966
Healthspring                   COM              42224n101        800       39300 SH          Sole                           39300
Hercules Inc                   COM              427056106       1290       66800 SH          Sole                           66800
L-3 Communications Holdings    COM              502424104        564        6900 SH          Sole                            6900
Marriott Intl Inc New Cl A     CL A             571903202        415        8700 SH          Sole                            8700
Mastercard Inc                 COM              57636q104       1743       17700 SH          Sole                           17700
Merck & Co Inc                 COM              589331107       4373      100300 SH          Sole                          100300
Midcap Spdr Tr Unit Ser 1      UNIT SER 1       595635103       9249       63200 SH          Sole                           63200
Morgan Stanley                 COM              617446448       4010       49250 SH          Sole                           49250
Nasdaq 100 Tr Unit             UNIT SER 1       631100104       7424      172000 SH          Sole                          172000
News Corp Cl B                 CL B             65248e203       1316       59100 SH          Sole                           59100
Prudential Financial Inc       COM              744320102        592        6900 SH          Sole                            6900
Rydex S&P 500 Equal Wghtd In   S&P500 EQ TRD    78355W106       1633       34500 SH          Sole                           34500
Schering Plough Corp           COM              806605101        362       15300 SH          Sole                           15300
Stericycle Inc                 COM              858912108       4975       65900 SH          Sole                           65900
Sunrise Senior Living, Inc     COM              86768K106       1932       62900 SH          Sole                           62900
US Bancorp                     COM              902973304       3130       86500 SH          Sole                           86500
United Technologies            COM              913017109       6011       96141 SH          Sole                           96141
Utility SPDR                   SBI INT-UTILS    81369y886       1414       38500 SH          Sole                           38500
Waste Connections Inc          COM              941053100       4435      106750 SH          Sole                          106750
iShares Dividend Index Fund    DJ SEL DIV INX   464287168       2186       30900 SH          Sole                           30900
iShares MSCI EAFE              MSCI EAFE IDX    464287465      13663      186600 SH          Sole                          186600
iShares MSCI Emerging Mkts     MSCI EMERG MKT   464287234       4293       37600 SH          Sole                           37600
iShares MSCI Mexico            MSCI MEXICO      464286822       3003       58600 SH          Sole                           58600
iShares Russell 2000           RUSSELL 2000     464287655       3504       44900 SH          Sole                           44900
iShares S&P 100 Index Fd       S&P 100 IDX FD   464287101       1804       27300 SH          Sole                           27300
iShares Cohen & Steers Rlty    COHEN&ST RLTY    464287564        326        3250 SH          Sole                            3250
iShares US Real Estate         DJ US REAL EST   464287739        208        2500 SH          Sole                            2500
Barclays Bk PLC                DJAIG CMTDY 36   06738c778       5033      102850 SH          Sole                          102850
REPORT SUMMARY                            42 DATA RECORDS     129448               0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED
